Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 151,601	¥ 63,272
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	235	238
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	10,679
Investment in operating leases and property under facility operations	59,847	6,740
Certain equity securities	9,451	10,486
Certain investments in affiliates	2,846	11,413
Certain reporting units including goodwill	192	775
Certain intangible assets acquired in a business combination fair value	98,014
Assets measured at fair value on a nonrecurring basis	177,557	40,331
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases and property under facility operations	0	0
Certain equity securities	0	0
Certain investments in affiliates	0	8,799
Certain reporting units including goodwill	0	0
Certain intangible assets acquired in a business combination fair value	0
Assets measured at fair value on a nonrecurring basis	0	8,799
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	235	238
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases and property under facility operations	262	1,806
Certain equity securities	9,451	6,909
Certain investments in affiliates	0	0
Certain reporting units including goodwill	0	0
Certain intangible assets acquired in a business combination fair value	0
Assets measured at fair value on a nonrecurring basis	9,948	8,953
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	10,679
Investment in operating leases and property under facility operations	59,585	4,934
Certain equity securities	0	3,577
Certain investments in affiliates	2,846	2,614
Certain reporting units including goodwill	192	775
Certain intangible assets acquired in a business combination fair value	98,014
Assets measured at fair value on a nonrecurring basis	¥ 167,609	¥ 22,579